EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND
EATON VANCE HEXAVEST GLOBAL EQUITY FUND
EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND
EATON VANCE HEXAVEST U.S. EQUITY FUND
Supplement to Prospectus dated August 29, 2012

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to Prospectus dated December 1, 2012

EATON VANCE ALABAMA MUNICIPAL INCOME FUND
EATON VANCE ARKANSAS MUNICIPAL INCOME FUND
EATON VANCE ASIAN SMALL COMPANIES FUND
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE GREATER CHINA GROWTH FUND
EATON VANCE KENTUCKY MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE MULTI-CAP GROWTH FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND
EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE TENNESSEE MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Prospectuses dated January 1, 2013

EATON VANCE BOND FUND
Supplement to Prospectus dated January 29, 2013

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND
EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND
EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND
EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
EATON VANCE BUILD AMERICA BOND FUND
EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
Supplement to Prospectuses dated February 1, 2013

EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL DIVIDEND INCOME FUND
EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND
EATON VANCE MULTI-STRATEGY ALL MARKET FUND
Supplement to Prospectuses dated March 1, 2013

EATON VANCE RISK-MANAGED EQUITY OPTION FUND
Supplement to Prospectus dated April 1, 2013

EATON VANCE BALANCED FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GREATER INDIA FUND
EATON VANCE INVESTMENT GRADE INCOME FUND
EATON VANCE LARGE-CAP CORE RESEARCH FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE REAL ESTATE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
Supplement to Prospectuses dated May 1, 2013

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND
Supplement to Prospectuses dated June 1, 2013

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND
EATON VANCE GLOBAL NATURAL RESOURCES FUND
Supplement to Prospectuses dated July 1, 2013

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPAL INCOME FUND
Supplement to Prospectus dated August 1, 2013

EATON VANCE CURRENCY INCOME ADVANTAGE FUND
Supplement to Prospectus dated August 28, 2013
as revised September 5, 2013

Effective November 1, 2013, the following replaces the second paragraph under “Class I Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The minimum initial investment also is waived for: (i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

October 1, 2013	7620-10/13

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated February 1, 2013

1. Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  Effective October 31, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. or a Voting Trustee.

2.  Effective October 1, 2013, the following replaces the table under “Principal Officers who are not Trustees” in “Management and Organization”:

Principal Officers who are not Trustees
Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
THOMAS M. METZOLD 1958	President of Municipals Trust	Since 2010	Vice President of Eaton Vance and BMR. Officer of 29 registered investment companies managed by Eaton Vance or BMR.
PAYSON F. SWAFFIELD 1956	President of Mutual Funds Trust	Since 2013**	Vice President and Chief Income Investment Officer of Eaton Vance and BMR. Officer of 140 registered investment companies managed by Eaton Vance or BMR.
MAUREEN A. GEMMA 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.
JAMES F. KIRCHNER 1967	Treasurer	Since 2013*	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.
PAUL M. O’NEIL 1953	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.

*

Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and each Portfolio, if applicable, since 2007.

**

Prior to 2013, Mr. Swaffield served as Vice President of Mutual Funds Trust since 2011.

3.  The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Information.” in “Performance”:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

October 1, 2013

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Statement of Additional Information (“SAI”) dated November 1, 2012

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to SAI dated December 1, 2012

EATON VANCE ALABAMA MUNICIPAL INCOME FUND
EATON VANCE ARKANSAS MUNICIPAL INCOME FUND
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE KENTUCKY MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE TENNESSEE MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
Supplement to SAI dated January 1, 2013

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND

Supplement to SAIs dated June 1, 2013

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to SAIs dated August 1, 2013

PARAMETRIC EMERGING MARKETS CORE FUND
Supplement to SAI dated September 24, 2013

1. Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  Effective October 31, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. or a Voting Trustee.  Also, James F. Kirchner has replaced Barbara E. Campbell as Treasurer of Eaton Vance Municipals Trust.

2. The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Information.” in “Performance”:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and in dependent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

October 1, 2013